SEMIANNUAL REPORT
SEPTEMBER 30, 2001

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the
preservation of principal and liquidity

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

(LOGO)

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Institutional Liquidity
Portfolio, Inc./Institutional Money Market
Series (the Series) seeks high current
income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio of high-quality,
U.S. dollar-denominated money market
securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, we can't guarantee success.

Institutional Money Fund Yield Comparison

              (GRAPH)
    www.prudential.com  (800) 225-1852

Semiannual Report  September 30, 2001

Fund Facts                                           As of 9/30/01

                         7-Day       Net Asset    Weighted Avg.  Net Assets
                      Current Yld.  Value (NAV)    Mat. (WAM)    (Millions)
PILP Class A             3.16%         $1.00        56 Days       $  457
PILP Class I*            3.21%         $1.00        56 Days       $3,760
iMoneyNet, Inc.
Prime Institutional
Universe  Avg.**         2.84%         $1.00        55 Days         N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in Prudential Institutional
Liquidity Portfolio, Inc. (PILP) is not
insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although PILP seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in PILP.

*Class I shares are not subject to
distribution and service (12b-1) fees.

**iMoneyNet, Inc. reports a seven-day
current yield, NAV, and WAM on Tuesdays.
This is the data of all funds in the
iMoneyNet, Inc. Prime Institutional
universe category as of September 25,
2001, the closest date to the end of
our reporting period.

Weighted Average Maturity Comparison

               (GRAPH)
                                     1

(LOGO)                      November 14, 2001

DEAR SHAREHOLDER,
During this difficult time following the September 11 terrorist attacks on the United States, we at Prudential Financial would like to take the opportunity to reassure our shareholders of our unwavering commitment to their investment needs. Under normal circumstances, the investment landscape is a difficult one to navigate, and during this extremely tragic period in our nation's history, even more so. We're here to provide the expertise and resources that may help make the journey ahead less daunting.

To this end, we recently made a change
that will enable us to better serve your investment needs. In the past, the Series'
NAV could be calculated only on days when the New York Stock Exchange (NYSE) was open. However, because the terrorist attacks closed down the NYSE for an extended period of time, we concluded that there was a need for greater flexibility in calculating the value of the Series' shares. As a result, as of September 18, 2001, we can now determine the Series' NAV if the U.S. government bond market and the U.S. Federal Reserve banks are open on days that the NYSE is closed. In addition, the Series will be open for purchases and redemptions on these days.

We discuss conditions in the money markets and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Semiannual Report  September 30, 2001

INVESTMENT ADVISER'S REPORT

FEDERAL RESERVE RUSHES TO RESCUE U.S. ECONOMY
A trend toward lower short-term interest rates in the United States persisted throughout our fiscal half-year that began on April 1, 2001. The Federal Reserve (the
Fed) had already eased monetary policy
three times before our reporting period
began. It continued its campaign in April, May, June, August, September, and
November, reducing the rate that banks
charge each other for overnight loans from 6.50% to 2.00%.

The Fed aggressively cut rates because the longest economic expansion in the history of the United States was rapidly losing steam as businesses cut back sharply on investments. The central bank hoped that lower borrowing costs for businesses and consumers would stimulate economic activity. In fact, the economy shrank in the third quarter of 2001 despite the Fed's exertions.

OUR TIMELY PURCHASES OF ONE-YEAR SECURITIES
The repeated reductions in short-term
rates caused money market yields to
decline dramatically during our six-month reporting period. Therefore, the ideal investment strategy would be to purchase primarily longer-term money market securities that provided attractive yields before the Fed rate cuts drove the general level of yields progressively lower.

We did just that. In April, May, and June, we invested in corporate and bank securities maturing in one year. These purchases positioned the Series' weighted average maturity (WAM) substantially longer than that of the average comparable fund, as measured by iMoneyNet. However, in early summer, we allowed the WAM to shorten until it was slightly longer than average. We adjusted the WAM by taking profits on some of the Series' one-year securities and increasing its exposure to securities maturing in three months.

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Semiannual Report  September 30, 2001

KEEPING FINANCIAL MARKETS RUNNING SMOOTHLY
As it turned out, money market yields
headed even lower. The September 11
terrorist attacks on the United States
prompted the Fed to pump liquidity into
the money market to make sure sufficient funds were available to alleviate temporary financial dislocations. The central bank eased monetary policy by one-half of a percentage point on September 17, October 2, and again on November 6, which was after our six-month reporting period ended. The reduction in November left the federal funds rate at 2.00%, its lowest level in 40 years.

LOOKING AHEAD
CONSERVATIVE SECURITY SELECTION CRUCIAL
Based on the market for federal funds
futures, it is possible that the Fed will ease monetary policy another one-quarter of a percentage point by February 2002.
Consequently, we have positioned the
Series' WAM in line with that
of the average comparable fund, as
measured by iMoneyNet. This strategy
prepares the Series to take advantage of any good buying opportunities that will eventually emerge once money market yields begin to head higher in anticipation of an economic recovery.

In the meantime, the terrorist attacks
have caused analysts to push back their
predictions for an economic rebound well into 2002. There is also talk that the economy has already sunk into a recession.
In such a challenging economic
environment, corporate profits have
declined and corporate credit quality has deteriorated further, highlighting the need to continue our very conservative approach to security selection.

Prudential Institutional Liquidity Portfolio Management Team

SEMIANNUAL REPORT
SEPTEMBER 30, 2001



PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES


                     FINANCIAL HIGHLIGHTS

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Bank Notes  2.0%
               Bank One Corp.
$      9,000   3.79%, 10/15/01(b)                                  $    9,000,309
      30,000   3.83%, 10/29/01(b)                                      30,002,919
               Fleet National Bank
       6,500   3.80%, 11/1/01(b)                                        6,503,622
      19,500   3.65%, 11/19/01(b)                                      19,501,984
               Wachovia Bank N.A.
      20,600   3.45%, 10/18/01(b)                                      20,599,809
                                                                   --------------
                                                                       85,608,643
-------------------------------------------------------------------------------------
Certificates Of Deposit - Eurodollar  6.2%
               Bank of Nova Scotia
      30,000   4.39%, 5/3/02                                           29,998,293
               Canadian Imperial Bank of Commerce
      50,000   3.44%, 11/28/01                                         50,000,000
      50,000   4.05%, 7/12/02                                          49,999,056
               Commerzbank AG
      50,000   3.75%, 12/19/01                                         50,005,385
               Intesabci SpA
      50,000   3.42%, 11/26/01                                         50,035,789
               Unicredito Italiano SpA
      32,000   3.63%, 10/26/01                                         32,000,220
                                                                   --------------
                                                                      262,038,743
-------------------------------------------------------------------------------------
Certificates Of Deposit - Yankee  24.7%
               Bank of Nova Scotia
     140,000   2.89%, 12/19/01                                        140,003,050
               Bayerische Hypo-und Vereinsbank AG
      73,000   3.52%, 10/2/01                                          73,000,000
      25,000   3.75%, 12/28/01                                         25,002,818
               Bayerische Landesbank
      45,000   2.85%, 11/20/01                                         45,003,110
               BNP Paribas
      75,000   3.47%, 11/20/01                                         75,000,000
      80,000   3.78%, 12/14/01                                         80,000,000

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
               Commerzbank U.S. Finance, Inc.
$     34,000   3.70%, 10/15/01                                     $   34,000,000
      22,000   2.60%, 11/20/01                                         22,000,000
      86,000   2.90%, 12/19/01                                         86,000,000
               Deutsche Bank AG
      50,000   3.67%, 8/19/02                                          49,990,891
               Dexia Bank of Delaware LLC
     100,000   4.11%, 7/5/02                                          100,000,000
               Dresdner Bank AG
      40,000   5.07%, 2/6/02                                           39,995,943
               Landesbank Baden-Wurttemberg
      10,000   3.67%, 12/20/01                                         10,001,259
      16,000   3.71%, 1/15/02                                          16,000,116
               Merita Bank PLC
     100,000   2.58%, 11/21/01                                        100,000,000
               Royal Bank of Canada
      75,000   5.07%, 2/13/02                                          74,983,373
               Svenska Handelsbanken
       5,000   5.13%, 2/1/02                                            5,001,243
      32,000   4.11%, 7/8/02                                           32,000,000
               UBS AG
      35,000   4.25%, 5/16/02                                          35,000,000
                                                                   --------------
                                                                    1,042,981,803
-------------------------------------------------------------------------------------
Commercial Paper  40.6%
               ABB Treasury Centre USA
       5,000   3.45%, 11/15/01                                          4,978,437
               American Home Products Corp.
      10,900   2.80%, 10/25/01                                         10,879,653
               Amsterdam Funding Corp.
       5,000   3.53%, 10/10/01                                          4,995,587
               Asset Securitization Cooperative Corp.
       6,000   2.65%, 10/22/01                                          5,990,725
      36,000   3.40%, 10/24/01                                         35,921,800
               BAE Systems Holdings, Inc.
       9,000   3.42%, 11/27/01                                          8,951,265
               Banque Et Caisse D'Epargne De L'Eta
      25,000   3.43%, 12/10/01                                         24,833,264

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
               Barton Capital Corp.
$      9,742   3.02%, 10/15/01                                     $    9,730,559
               BCI Funding Corp.
      12,000   3.79%, 11/16/01                                         11,941,887
               Black Forest Funding Corp.
      26,100   3.10%, 10/17/01                                         26,064,040
               Brahms Funding Corp.
      22,000   3.55%, 10/11/01                                         21,978,306
      25,000   3.55%, 10/12/01                                         24,972,882
               Bristol Myers Squibb Co.
      12,000   2.80%, 10/19/01                                         11,983,200
               Caisse Nationale Des Caisses D'Epargne Prevoyance
      10,000   4.13%, 10/18/01                                          9,980,497
               CBA Delaware Finance, Inc.
     100,000   2.55%, 10/16/01                                         99,893,750
               Centric Capital Corp.
      30,000   2.59%, 11/27/01                                         29,876,975
               Clipper Receivables Corp.
      25,000   3.00%, 10/12/01                                         24,977,083
               Credito Italiano Delaware, Inc.
      11,000   3.58%, 10/26/01                                         10,972,653
               CXC, Inc.
      30,000   3.64%, 10/19/01                                         29,945,400
               Danske Corp.
      38,000   3.79%, 11/21/01                                         37,795,972
               Den Norske Bank
      16,750   3.00%, 10/22/01                                         16,720,687
       8,500   3.42%, 11/20/01                                          8,459,625
      30,000   3.42%, 11/26/01                                         29,840,400
               Dexia Bank of Delaware LLC
       5,875   2.90%, 11/7/01                                           5,857,489
               Dresdner Finance, Inc.
       1,615   2.90%, 11/30/01                                          1,607,194
               Enterprise Funding Corp.
       7,908   2.65%, 11/30/01                                          7,873,073

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
               Falcon Asset Securitization Corp.
$      4,000   3.00%, 10/11/01                                     $    3,996,667
      70,789   3.43%, 10/22/01                                         70,647,363
               Forrestal Funding Master Trust
      20,960   3.70%, 10/12/01                                         20,936,304
      10,000   3.45%, 11/28/01                                          9,944,417
               Fortis Funding LLC
      89,443   3.00%, 10/17/01                                         89,323,743
      44,000   3.00%, 10/18/01                                         43,937,667
               GE Capital International Funding
      70,000   3.39%, 11/28/01                                         69,617,683
               Household Finance Corp.
      25,000   3.40%, 11/9/01                                          24,907,917
               ING America Insurance Holdings, Inc.
      25,000   3.00%, 11/14/01                                         24,908,333
               International Lease Finance Corp.
      33,500   3.08%, 10/12/01                                         33,468,473
               Lloyds TSB Bank PLC
      10,800   3.00%, 10/26/01                                         10,777,500
               Lone Star Funding LLC
      36,965   3.00%, 10/15/01                                         36,921,874
      60,000   3.05%, 10/18/01                                         59,913,583
               Market Street Funding Corp.
      52,000   3.25%, 10/9/01                                          51,962,444
       4,085   3.00%, 10/19/01                                          4,078,873
               New Center Asset Trust
      10,000   2.79%, 12/28/01                                          9,931,800
               Nordea North America, Inc.
      30,000   3.00%, 10/19/01                                         29,955,000
       8,000   3.42%, 11/26/01                                          7,957,440
               Nyala Funding LLC
      22,000   3.44%, 12/14/01                                         21,844,436
               PNC Funding Corp.
      10,000   2.60%, 10/26/01                                          9,981,944
               Preferred Receivables Funding Corp.
      18,240   3.46%, 10/12/01                                         18,220,716

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
               Robert Bosch Finance Corp.
$     11,000   3.62%, 10/26/01                                     $   10,972,347
               Santander Finance, Inc.
      50,600   3.67%, 10/11/01                                         50,548,416
               Sheffield Receivables Corp.
      25,000   3.05%, 10/15/01                                         24,970,347
      25,040   3.00%, 10/19/01                                         25,002,440
               Spintab/Swedmortgage AB
     170,000   2.85%, 12/7/01                                         169,098,292
      22,000   2.50%, 12/20/01                                         21,877,778
               Thunder Bay Funding, Inc.
      46,300   3.54%, 10/5/01                                          46,281,789
               Tyco International Group SA
      17,227   3.60%, 10/5/01                                          17,220,109
      43,500   2.60%, 10/23/01                                         43,430,883
      50,000   3.10%, 10/24/01                                         49,900,972
      15,000   2.85%, 10/25/01                                         14,971,500
       8,000   2.72%, 10/26/01                                          7,984,889
               UBS Finance of Delaware LLC
      17,050   3.64%, 12/19/01                                         16,913,808
               Volkswagon Of America
      43,000   2.95%, 10/22/01                                         42,926,004
                                                                   --------------
                                                                    1,712,356,154
-------------------------------------------------------------------------------------
Federal Agency Obligations  1.6%
               Federal Home Loan Bank
      35,000   5.125%, 1/11/02                                         35,104,186
               Federal National Mortgage Association
      32,000   2.30%, 1/31/02                                          31,750,578
                                                                   --------------
                                                                       66,854,764
-------------------------------------------------------------------------------------
Loan Participations  1.5%
               American Honda Finance Corp.
      62,000   2.93%, 10/30/01(c)
                (cost 62,000,000, date purchased 9/26/01)              62,000,000

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Mutual Funds  8.1%
$    343,000   Prudential Core Investment Fund--Prudential
                Taxable Money Market Series                        $  343,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  11.2%
               Allstate Insurance
      15,000   3.85%, 11/1/01(b)                                       15,000,000
               Associates Corp. N.A.
      27,000   3.88%, 10/3/01(b)                                       27,002,795
               Bishops Gate Residential Mortgage
      10,000   3.70%, 10/1/01(b)                                       10,000,000
               Chase Manhattan Corp.
       7,300   3.92%, 10/3/01(b)                                        7,305,201
               Dow Chemical Company, Inc.
      18,000   3.51%, 10/15/01(b)                                      18,000,000
               Fleet Boston Financial Corp.
       5,550   3.82%, 11/1/01(b)                                        5,553,734
               GE Capital Assurance Company
      18,000   3.14%, 10/22/01(b)                                      18,000,000
               General Electric Capital Corp.
       9,000   2.60%, 10/23/01(c)
                (cost 8,985,700, date purchased 9/18/01)                8,985,700
      95,000   2.78%, 12/31/01(c)
                (cost 94,332,414, date purchased 9/18/01)              94,332,414
               Goldman Sachs Group L.P.
      70,000   3.30%, 12/17/01(b)                                      70,000,000
               Merrill Lynch & Co., Inc.
      21,000   3.25%, 10/9/01(b)                                       21,000,000
      12,500   3.75%, 10/29/01(b)                                      12,503,256
       1,000   3.76%, 11/1/01(b)                                        1,000,137
      34,000   3.49%, 12/10/01(b)                                      34,000,000
               Metropolitan Life
      12,000   3.87%, 10/1/01(b)/(c)
                (cost 12,000,000, date purchased 10/20/00)             12,000,000
      10,000   3.76%, 11/1/01(b)/(c)
                (cost 10,000,000, date purchased 2/06/01)              10,000,000

    See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
               Morgan Stanley Group, Inc
$     46,000   3.55%, 10/15/01(b)                                  $   46,000,000
      14,000   3.33%, 12/17/01(b)                                      14,005,652
               Strategic Money Market Trust
       6,000   3.36%, 12/13/01(b)                                       6,000,000
               Travelers Insurance Co.
      25,000   3.57%, 11/23/01(b)/(c)
                (cost 25,000,000, date purchased 2/23/01)              25,000,000
               United Omaha Life
       6,000   3.62%, 12/4/01(b)/(c)
                (cost 6,000,000, date purchased 12/05/00)               6,000,000
               United States Bancorp
      11,000   3.73%, 10/9/01(b)                                       11,009,444
                                                                   --------------
                                                                      472,698,333
-------------------------------------------------------------------------------------
Time Deposit - Eurodollar  3.8%
               Canadian Imperial Bank of Commerce
      57,000   3.31%, 10/1/01                                          57,000,000
               State Street Bank & Trust Company
     101,625   2.62%, 10/1/01                                         101,625,000
                                                                   --------------
                                                                      158,625,000
               Total Investments  99.7%
                (amortized cost $4,206,163,440(a))                  4,206,163,440
               Other assets in excess of liabilities  0.3%             10,766,030
                                                                   --------------
               Net Assets  100%                                    $4,216,929,470
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $218,318,114. The aggregate value ($218,318,114) is approximately 5.2% of net assets.
AB--Aktiebolag (Swedish Stock Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Corporation.
L.P.--Limited Partnership.
N.A.--North America.
PLC--Public Liability Company (British Company).
SA-- Societe Anonyme (French Corporation) or Sociedad Anonima (Spanish
    Corporation).
SpA--Societa per Azione (Italian Corporation).
    See Notes to Financial Statements                                     13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2001 (Unaudited)
Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2001 was as follows:

Commercial Banks......................................................  50.6%
Asset Backed Securities...............................................  13.4
Miscellaneous Industry................................................   8.2
Securities Brokers & Dealers..........................................   4.7
Mortgage Banks........................................................   4.4
Short-Term Business Credit............................................   4.1
General Industrial Machinery..........................................   3.2
Motor Vehicle Parts...................................................   2.5
Life Insurance........................................................   2.1
Federal Credit Agencies...............................................   1.6
Personal Credit Institutions..........................................   1.3
Electric & Equipment..................................................   1.0
Equipment Rental & Leasing............................................   0.7
Pharmaceutical........................................................   0.5
Bank Holding Companies-Domestic.......................................   0.4
Chemical Products.....................................................   0.4
Fire, Marine, Casualty Insurance......................................   0.4
Aircrafts & Parts.....................................................   0.2
                                                                      ------
                                                                        99.7
Other assets in excess of liabilities.................................   0.3
                                                                      ------
                                                                         100%
                                                                      ------
                                                                      ------
    14                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $4,206,163,440
Cash                                                                      37,942
Interest receivable                                                   14,621,208
Deferred expenses and other assets                                        28,186
                                                                ------------------
      Total assets                                                 4,220,850,776
                                                                ------------------
LIABILITIES
Dividends payable                                                      2,772,181
Accrued expenses                                                         879,588
Management fee payable                                                   249,319
Distribution fee payable                                                  20,218
                                                                ------------------
      Total liabilities                                                3,921,306
                                                                ------------------
NET ASSETS                                                        $4,216,929,470
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                           $    4,216,929
   Paid-in capital in excess of par                                4,212,712,541
                                                                ------------------
Net assets, September 30, 2001                                    $4,216,929,470
                                                                ------------------
                                                                ------------------
Class A:
   Net asset value, offering and redemption price per share
      ($457,347,364 / 457,347,364 shares of $.001 par value
      common stock issued and outstanding)                                 $1.00
                                                                ------------------
                                                                ------------------
Class I:
   Net asset value, offering and redemption price per share
      ($3,759,582,106 / 3,759,582,106 shares of $.001 par
      value common stock issued and outstanding)                           $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 75,503,516
                                                                ------------------
Expenses
   Management fee                                                     3,553,737
   Distribution fee--Class A                                            294,269
   Registration fees                                                    211,000
   Transfer agent's fees and expenses                                   123,000
   Custodian's fees and expenses                                         97,000
   Reports to shareholders                                               39,000
   Directors' fees and expenses                                          13,000
   Audit fee                                                             13,000
   Insurance expenses                                                    12,000
   Legal fees and expenses                                                7,000
   Miscellaneous                                                          5,946
                                                                ------------------
      Total expenses                                                  4,368,952
   Less: Expense subsidy (Note 4)                                      (520,946)
       Management fee waiver (Note 2)                                  (888,434)
       Distribution fee waiver (Note 2)                                (171,657)
                                                                ------------------
   Net expenses                                                       2,787,915
                                                                ------------------
Net investment income                                                72,715,601
                                                                ------------------
Net realized gain on investment transactions                            405,864
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 73,121,465
                                                                ------------------
                                                                ------------------

    16                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months              Year
                                                   Ended                Ended
                                             September 30, 2001     March 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     72,715,601     $    159,573,773
   Net realized gain on investment
      transactions                                     405,864              188,370
                                             ------------------    ----------------
   Net increase in net assets resulting
      from operations                               73,121,465          159,762,143
                                             ------------------    ----------------
Dividends and distributions (Note 1)
   Class A                                         (10,093,744)         (26,012,901)
   Class I                                         (63,027,721)        (133,749,242)
                                             ------------------    ----------------
                                                   (73,121,465)        (159,762,143)
                                             ------------------    ----------------
Fund share transactions (net of
   conversions)
   (Note 5)
   Net proceeds from shares subscribed          12,133,269,616       14,168,763,280
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 54,995,772          136,728,843
   Cost of shares reacquired                   (10,531,833,315)     (13,718,491,552)
                                             ------------------    ----------------
   Net increase in net assets from Fund
      share transactions                         1,656,432,073          587,000,571
                                             ------------------    ----------------
Total increase                                   1,656,432,073          587,000,571
NET ASSETS
Beginning of period                              2,560,497,397        1,973,496,826
                                             ------------------    ----------------
End of period                                 $  4,216,929,470     $  2,560,497,397
                                             ------------------    ----------------
                                             ------------------    ----------------

    See Notes to Financial Statements                                     17

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
all of its net investment income and net realized short-term capital gains or losses, if any, to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains (losses).
    18

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. Effective November 1, 2001, PIFM's name changed to Prudential Investments LLC. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PIFM has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $888,434 ($.0002 per share) for the six months ended September 30, 2001. The Series is not required to reimburse PIFM for such waiver.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $171,657 ($.0004 per Class A share) for the six months ended September 30, 2001. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

      PIFM, PIMS and PIM are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum that can be borrowed under the Agreement is $100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement during the six months ended September 30, 2001. The Fund does not pay a fee for the credit facility.
                                                                          19

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended September 30, 2001, the Series incurred fees of $120,000 for the services of PMFS. As of September 30, 2001, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Expense Subsidy
PIFM has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2001, such reimbursement amounted to $520,946 ($.0001 per share for Class A and I shares; .03% of average net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of September 30, 2001, Prudential owned 1,242,924 Class I shares.
    20

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.
      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Six months ended September 30, 2001:
Shares sold                                                                485,406,807
Shares issued in reinvestment of dividends and distributions                10,007,372
Shares reacquired                                                         (483,778,091)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             11,636,088
Shares reacquired upon conversion from Class I                             (22,576,191)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (10,940,103)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2001:
Shares sold                                                                954,214,887
Shares issued in reinvestment of dividends and distributions                24,877,100
Shares reacquired                                                         (794,474,644)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            184,617,343
Shares reacquired upon conversion from Class I                             (88,196,072)
                                                                      ----------------
Net increase (decrease) in shares outstanding                               96,421,271
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Six months ended September 30, 2001:
Shares sold                                                             11,647,862,809
Shares issued in reinvestment of dividends and distributions                44,988,400
Shares reacquired                                                      (10,048,055,224)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion          1,644,795,985
Shares issued upon conversion from Class A                                  22,576,191
                                                                      ----------------
Net increase (decrease) in shares outstanding                            1,667,372,176
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2001:
Shares sold                                                             13,214,548,393
Shares issued in reinvestment of dividends and distributions               111,851,743
Shares reacquired                                                      (12,924,016,908)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            402,383,228
Shares issued upon conversion from Class A                                  88,196,072
                                                                      ----------------
Net increase (decrease) in shares outstanding                              490,579,300
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights

                                                                        Class A
                                                                ------------------------
                                                                    Six Months Ended
                                                                   September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   1.00
                                                                   ----------
Net investment income and net realized gains                             .021(b)
Dividends and distributions to shareholders                             (.021)
                                                                   ----------
Net asset value, end of period                                       $   1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         2.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $457,347
Average net assets (000)                                             $489,109
Ratios to average net assets:
   Expenses, including distribution fee                                   .20%(b)/(d)
   Expenses, excluding distribution fee                                   .15%(c)/(d)
   Net investment income                                                 4.12%(b)/(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.
(d) Annualized.
    22                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                             Class A
------------------------------------------------------------------
                       Year Ended March 31,
------------------------------------------------------------------
  2001         2000         1999         1998         1997
------------------------------------------------------------------
$   1.00     $  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------     --------
    .062(b)      .053(b)      .053(b)      .055(b)      .050
   (.062)       (.053)       (.053)       (.055)       (.050)
--------     --------     --------     --------     --------
$   1.00     $  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    6.43%        5.38%        5.39%        5.63%        5.16%
$468,287     $371,866     $361,167     $140,813     $478,045
$417,250     $366,127     $247,471     $217,881     $449,393
     .20%(b)      .20%(b)      .20%(b)      .29%(b)      .46%
     .15%(c)      .15%(c)      .15%(c)      .21%(c)      .34%
    6.23%(b)     5.27%(b)     5.20%(b)     5.42%(b)     5.03%

    See Notes to Financial Statements                                     23

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                                                                        Class I
                                                                ------------------------
                                                                       Six Months
                                                                         Ended
                                                                   September 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $     1.00
                                                                ------------------
Net investment income and net realized gains                              .021(d)
Dividends and distributions to shareholders                              (.021)
                                                                ------------------
Net asset value, end of period                                      $     1.00
                                                                ------------------
                                                                ------------------
TOTAL RETURN(a):                                                          2.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $3,759,582
Average net assets (000)                                            $3,054,919
Ratios to average net assets:
   Expenses, including distribution fee                                    .15%(c)/(d)
   Expenses, excluding distribution fee                                    .15%(c)/(d)
   Net investment income                                                  4.12%(c)/(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.
    24                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights Cont'd.

                             Class I
-----------------------------------------------------------------
                                                July 9,
          Year Ended March 31,                  1997(b)
----------------------------------------        Through
   2001           2000           1999        March 31, 1998
-----------------------------------------------------------------
$     1.00     $    1.000     $    1.000        $  1.000
----------     ----------     ----------     --------------
      .062(d)        .053(d)        .053(d)         .041(d)
     (.062)         (.053)         (.053)          (.041)
----------     ----------     ----------     --------------
$     1.00     $    1.000     $    1.000        $  1.000
----------     ----------     ----------     --------------
----------     ----------     ----------     --------------
      6.48%          5.43%          5.45%           4.15%
$2,092,210     $1,601,631     $1,750,229        $910,394
$2,130,657     $1,643,961     $1,470,082        $814,138
       .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
       .15%(d)        .15%(d)        .15%(d)         .15%(c /(d)
      6.28%(d)       5.30%(d)       5.26%(d)        5.60%(c /(d)

    See Notes to Financial Statements                                     25

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
--------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Funds
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
          www.prudential.com  (800) 225-1852


Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
Strategic Partners Moderate Growth Fund
Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
Strategic Partners
   Large Capitalization Growth Fund
Strategic Partners
   Large Capitalization Value Fund
Strategic Partners
   Small Capitalization Growth Fund
Strategic Partners
   Small Capitalization Value Fund
Strategic Partners
   International Equity Fund
Strategic Partners
   Total Return Bond Fund

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential
mutual funds.

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Getting the Most from your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

         www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols     CUSIP
  Class A      744350109
  Class I      744350604

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

The accompanying financial statements as of September 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)


Cusip Numbers   744350109  744350604

MF137E2  IFS-A067038

(LOGO) Printed on Recycled Paper